Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2022	$ 13,496	$ 3,690	$ 7,841	$ (1,204)	$ 23,823
IfrsStatementLineItems [Line Items]
Net loss			(1,145)		(1,145)
Foreign currency translation adjustments				546	546
Comprehensive income			(1,145)	546	(599)
Share-based compensation costs		143			143
Options exercised	2	(1)			1
Balance at Jun. 30, 2023	13,498	3,832	6,696	(658)	23,368
Balance at Dec. 31, 2023	13,517	3,874	4,356	(712)	21,035
IfrsStatementLineItems [Line Items]
Net loss			(2,823)		(2,823)
Foreign currency translation adjustments				(506)	(506)
Comprehensive income			(2,823)	(506)	(3,329)
Acquisition of Aeterna Zentaris Inc. (note 3)	8,485	9			8,494
Share-based compensation costs		27			27
Balance at Jun. 30, 2024	$ 22,002	$ 3,910	$ 1,533	$ (1,218)	$ 26,227